Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BRAZIL — 9.9%
10,406	Afya Ltd. - Class A *	$239,338
108,150	Banco ABC Brasil S.A.	309,397
16,533	Cosan S.A. - ADR	324,708
90,182	Duratex S.A.	381,451
60,715	Hypera S.A.	415,585
59,692	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira *	331,221
154,920	JSL S.A.	341,768
61,155	Qualicorp Consultoria e Corretora de Seguros S.A.	302,352
139,449	Randon S.A. Implementos e Participacoes	363,596
36,792	SLC Agricola S.A.	317,885
		3,327,301
	CANADA — 1.5%
38,785	Fairfax India Holdings Corp. *,1	510,411
	CHINA — 9.0%
23,563	Baozun, Inc. - Class A *	196,359
234,877	China Yongda Automobiles Services Holdings Ltd.	438,566
169,192	ENN Natural Gas Co., Ltd. - Class A	460,138
68,979	Haier Smart Home Co., Ltd. - Class H	236,574
106,775	Haitian International Holdings Ltd.	390,898
249,996	KWG Group Holdings Ltd.	274,368
1	KWG Living Group Holdings Ltd.	0
517,930	Times Neighborhood Holdings Ltd.	346,400
241,381	Topsports International Holdings Ltd. [1]	336,856
211,466	TravelSky Technology Ltd. - Class H	359,233
		3,039,392
	CYPRUS — 1.3%
20,072	Polymetal International PLC	436,168
	HONG KONG — 4.2%
171,206	China Education Group Holdings Ltd.	310,454
337,320	Far East Horizon Ltd.	359,839
559,538	WH Group Ltd. [1]	463,611
79,757	Xinyi Glass Holdings Ltd.	298,079
		1,431,983
	INDIA — 14.6%
78,825	Ambuja Cements Ltd.	436,385
31,615	Cyient Ltd.	419,557
138,295	Finolex Industries Ltd. *	329,154
103,407	Hindalco Industries Ltd.	619,549
190,512	India Grid Trust [1]	362,284
35,254	KEI Industries Ltd.	336,171

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
36,064	Mahindra & Mahindra Ltd.	$360,992
9,303	Mphasis Ltd.	325,363
72,685	Redington India Ltd.	320,322
74,105	SIS Ltd. *	479,469
63,320	Sobha Ltd.	507,503
39,094	UPL Ltd.	425,911
		4,922,660
	INDONESIA — 2.1%
6,158,967	Media Nusantara Citra Tbk P.T. *	336,501
13,094,603	Pakuwon Jati Tbk P.T. *	362,435
		698,936
	LUXEMBOURG — 1.3%
5,790	Befesa S.A. [1]	454,604
	MEXICO — 3.6%
211,020	Corp Inmobiliaria Vesta S.A.B. de C.V.	414,486
408,087	Genomma Lab Internacional S.A.B. de C.V. - Class B *	396,478
247,936	GMexico Transportes S.A.B. de C.V. [1]	419,240
		1,230,204
	PHILIPPINES — 1.0%
419,634	Puregold Price Club, Inc.	338,327
	POLAND — 1.1%
10,762	LiveChat Software S.A.	359,245
	RUSSIA — 1.3%
182,514	Detsky Mir PJSC [1]	350,101
44,229	Detsky Mir PJSC	84,832
		434,933
	SOUTH AFRICA — 4.9%
432,275	Advtech Ltd.	424,861
20,211	Bid Corp. Ltd. *	443,623
27,082	Northam Platinum Ltd. *	426,464
83,550	Truworths International Ltd.	352,419
		1,647,367
	SOUTH KOREA — 17.3%
16,345	Cheil Worldwide, Inc.	344,306
11,431	Doosan Bobcat, Inc. *	459,169
8,477	Duk San Neolux Co., Ltd. *	451,851
10,520	Fila Holdings Corp.	478,151
1,859	Hansol Chemical Co., Ltd.	432,861
5,799	Innocean Worldwide, Inc.	309,626

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
11,357	KB Financial Group, Inc.	$504,431
4,931	LG Corp.	404,128
15,705	NICE Information Service Co., Ltd.	327,787
4,354	Osstem Implant Co., Ltd.	489,904
2,472	Samsung Electro-Mechanics Co., Ltd.	412,887
2,112	Samsung SDS Co., Ltd.	335,546
1,498	Soulbrain Co., Ltd.	443,513
4,687	Zinus, Inc.	424,305
		5,818,465
	TAIWAN — 18.2%
145,684	Chipbond Technology Corp.	391,523
64,902	Elite Material Co., Ltd.	524,849
59,944	Ennoconn Corp.	481,851
221,204	Getac Technology Corp.	444,972
214,265	King Yuan Electronics Co., Ltd.	357,186
214,916	Lite-On Technology Corp.	493,969
17,154	Lotes Co., Ltd.	351,336
79,358	Micro-Star International Co., Ltd.	421,608
136,620	Powertech Technology, Inc.	541,388
18,228	Poya International Co., Ltd. *	389,753
62,675	Sino-American Silicon Products, Inc.	425,148
80,074	Tripod Technology Corp.	344,319
231,330	WPG Holdings Ltd.	452,230
588,456	Yuanta Financial Holding Co., Ltd.	535,206
		6,155,338
	TURKEY — 1.0%
143,945	Eregli Demir ve Celik Fabrikalari TAS	341,954
	UNITED KINGDOM — 4.2%
183,907	Helios Towers PLC *	418,226
17,775	Mondi PLC	494,762
343,867	Vivo Energy PLC [1]	501,891
		1,414,879
	UNITED STATES — 1.7%
56,300	Kosmos Energy Ltd. *	130,053
239,035	Samsonite International S.A. *,1	444,912
		574,965
	Total Common Stocks
	(Cost $26,092,830)	33,137,132

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.2%
$727,543	UMB Money Market Fiduciary , 0.01%[2]	$727,543
	Total Short-Term Investments
	(Cost $727,543)	727,543
	TOTAL INVESTMENTS — 100.4%
	(Cost $26,820,373)	33,864,675
	Liabilities in Excess of Other Assets — (0.4)%	(131,695)
	TOTAL NET ASSETS — 100.0%	$33,732,980

ADR – American Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,843,910, which represents 11.40% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.